Employee Benefit Arrangements - Defined Contribution Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Company match, percentage	6.00%
Award vesting period	4 years
Cost recognized for defined contribution pension plans	$ 37.2	$ 34.4	$ 38.2